Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value of Investments
The following summarizes investment information measured at fair value on a recurring basis by the fair value hierarchy levels as described above:

	As of December 31, 2025
	Quoted Prices
	in Active
	Markets for
	Identical Assets
	(Level 1)	Total

Mutual funds	$12,786,391	$12,786,391
Money market funds	584,143	584,143
LNC common stock	18,484,664	18,484,664
Brokerage account	18,094,626	18,094,626
Total investments measured at fair value	49,949,824	49,949,824
Collective investment trusts at NAV *		135,589,870
Total investments, at fair value		$185,539,694

	As of December 31, 2024
	Quoted Prices
	in Active
	Markets for
	Identical Assets
	(Level 1)	Total

Mutual funds	$13,548,167	$13,548,167
Money market funds	550,226	550,226
LNC common stock	18,854,752	18,854,752
Brokerage account	16,550,812	16,550,812
Total investments measured at fair value	$49,503,957	49,503,957
Collective investment trusts at NAV *		138,916,384
Total investments, at fair value		$188,420,341

*	In accordance with Subtopic 820-10, certain investments that were measured at net value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the line item presented in the Statements of Net Assets Available for Benefits.